Borrowings	6 Months Ended
Jun. 30, 2026
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Borrowings

18. Borrowings

Details of borrowing as of June 30, 2026 and December 31, 2025 are as follows:

					Amount
	Currency	Nominal interest rate	Maturity		June 30, 2026	December 31, 2025
					(In thousands of Korean won)
Short-term borrowings
Well Core Co., Ltd. (*)	KRW	4.60%	31-Jul-26	₩	1,000,000	-
Total					1,000,000	-

(*)	The borrowing from Well Core Co., Ltd is a related party transaction.